ISSUED CAPITAL AND RESERVES - Common Stock (Details) - Common shares - $ / shares	Dec. 31, 2019	Dec. 31, 2018
ISSUED CAPITAL AND RESERVES
Authorized common shares (nominal value of US$0.001 per share)	1,849,190,670	1,849,190,670
Par value ($ per share)	$ 0.001
Issued shares, including 7,603,731 shares held by a subsidiary of the Company	1,756,731,135	1,756,731,135
Share held by a subsidiary of the Company (in shares)	7,603,731